Fair Value Measurements	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 9. Fair Value Measurements

Financial instruments measured at fair value

The following table summarizes the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, in its consolidated balance sheets:

	March 31, 2021		December 31, 2020
	Level 2	Level 3	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$41	-	$56	-
Foreign exchange forward contracts designated as hedging instruments	754	-	793	-

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(252)	-	(1,098)	-
Foreign exchange forward contracts designated as hedging instruments	(140)	-	(1,584)	-
Contingent consideration	-	40,234	-	37,400
	$403	$40,234	$(1,833)	$37,400

The Company’s foreign exchange forward contracts are classified as Level 2, as they are not actively traded and are valued using pricing models that use observable market inputs, including interest rate curves and both forward and spot prices for currencies (Level 2 inputs).

Contingent consideration represents liabilities recorded at fair value in connection with acquisitions, and thus represents a Level 3 measurement within the fair value hierarchy (refer to Note 3).

Other financial instruments consist mainly of cash and cash equivalents, short-term deposits, current and non-current receivables, accounts payable and other current liabilities. The fair value of these financial instruments approximates their carrying values.